Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Current portion	$ 435	$ 604
Long-term portion	5,301	5,625
Total lease liabilities	$ 5,736	$ 6,229